December 8, 2016

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information cover page, preliminary Notice of Special Meeting of Shareholders, proxy statement, and form of proxy card to be furnished to shareholders of the Trust in connection with a meeting of shareholders that is scheduled to be held on March 9, 2017.

Please direct questions or comments relating to this filing to me at (713) 214-7888.

Very truly yours,

/s/Peter A Davidson
Peter A. Davidson